Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 352	$ 360	$ 321
Post-employment benefits	26	8	7
Share-based payment	1	2	2
Termination benefits	0	0	0
Compensation of key management personnel	$ 379	$ 370	$ 330